Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Fax: 484-583-8182

Email: sam.goldstein@lfg.com

VIA EDGAR

June 12, 2014

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	154
	Funds:	LVIP SSgA Mid-Cap Index Fund (the “New Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 154 (the “Amendment”) to the Registration Statement on Form N-1A of the Trust. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish the New Fund as a new series of the Trust.

The New Fund will be a sub-advised mid-cap index fund with a prospectus similar to existing index funds within the Trust.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Very truly yours,

/s/ Samuel K. Goldstein

Samuel K. Goldstein

Senior Counsel – Funds Management

Enclosures

cc:	Jill R. Whitelaw, Esq.